Income Tax Expense - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax Expense [Line Items]
Corporate tax rate				20.00%
Allowed Percentage deduction of research and development expenses		100.00%
Dividend payments, withholding tax		15.00%
Percentage of the profits arising from sale of affiliate shares, founders' shares, redeemed shares and preemptive rights held by entities for corporate tax exception		75.00%
Tax exception minimum withhold period from sale of affiliate shares, founders' shares, redeemed shares and preemptive rights		2 years
Percentage of profits arising from sale of immovable properties included in assets entities for corporate tax exception		50.00%
Tax exception minimum withhold period from sale of immovable properties		2 years
Percentage of income tax exemption		75.00%
Minimum term for profits recorded under passive fund account without withdrawal for tax exception		5 years
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Tax Expense [Line Items]
Corporate tax rate	22.00%	22.00%	22.00%